VIA EDGAR

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549-0506

Re:	Separate Account VA B

File No. 811-06032, CIK 0000859607

Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA B, a unit investment trust registered under the Act, recently mailed to its contract owners the annual reports for the following underlying management investment companies: AEGON/Transamerica Series Trust, AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., Janus Aspen Series, MFS® Variable Insurance Trust, Fidelity Variable Insurance Products Fund, BlackRock Variable Series Funds, Inc, MTB Group of Funds, and STI Classic Variable Trust. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On March 8, 2007, AEGON/Transamerica Series Trust, filed its annual report with the Commission via EDGAR (CIK: 0000778207);

•	On February 23, 2007, AIM Variable Insurance Funds filed its annual report with the Commission via EDGAR (CIK: 0000896435);

•	On March 5, 2007, AllianceBernstein Variable Products Series Fund, Inc. filed its annual report with the Commission via EDGAR (CIK: 0000825316);

•	On February 23, 2007, Janus Aspen Series filed its annual report with the Commission via EDGAR (CIK: 0000906185);

•	On March 8, 2007, BlackRock Variable Series Funds, Inc filed its annual report with the Commission via EDGAR (CIK: 0000355916);

•	On February 28, 2007, MFS® Variable Insurance Trust filed its annual report with the Commission via EDGAR (CIK: 0000825316);

•	On March 7, 2007, MTB Group of Funds filed its annual report with the Commission via EDGAR (CIK:0000830744);

Securities and Exchange Commission

•	On February 26, 27th, Fidelity Variable Insurance Products Fund filed its annual report with the Commission via EDGAR (CIK: 0000356494; 0000831016; 0000927384);

•	On March 6, 2007, STI Classic Variable Trust filed its annual report with the Commission via EDGAR (CIK: 0000944487).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith
Darin D. Smith Vice President
Transamerica Life Insurance Company